Operating segments - Summary of Revenue from Sales Based on Destination (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Geographical Areas [Line Items]
Revenue from Nutraceutical	$ 19,647,501	$ 23,163,016
Revenue from Cannabis	8,075,070
Revenue from Royalties	1,630,717	1,279,026	[1]
Revenue from Corporate	224,516
Total revenues (note 23)	29,577,804	24,442,042	[1]
CANADA
Disclosure Of Geographical Areas [Line Items]
Revenue from Nutraceutical	8,859,621	8,606,834
Revenue from Cannabis	5,375,057
Revenue from Royalties	66,376	25,210
Revenue from Corporate	224,516
Total revenues (note 23)	14,525,570	8,632,044
UNITED STATES
Disclosure Of Geographical Areas [Line Items]
Revenue from Nutraceutical	10,671,733	12,513,336
Revenue from Cannabis	2,700,013
Revenue from Royalties	1,564,341	1,253,816
Total revenues (note 23)	14,936,087	13,767,152
Other Countries
Disclosure Of Geographical Areas [Line Items]
Revenue from Nutraceutical	116,147	2,042,846
Total revenues (note 23)	$ 116,147	$ 2,042,846

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).